Reportable segments (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue	$ 2,931,243	$ 3,147,763
AUSTRALIA
Revenue from External Customer [Line Items]
Revenue	2,929,943	2,876,251
UNITED STATES
Revenue from External Customer [Line Items]
Revenue	1,300	271,512
Brand Products [Member]
Revenue from External Customer [Line Items]
Revenue	2,885,936	2,795,642
Brand Products [Member] | AUSTRALIA
Revenue from External Customer [Line Items]
Revenue	2,884,636	2,790,125
Brand Products [Member] | UNITED STATES
Revenue from External Customer [Line Items]
Revenue	1,300	5,517
E Commerce Products [Member]
Revenue from External Customer [Line Items]
Revenue	45,307	352,121
E Commerce Products [Member] | AUSTRALIA
Revenue from External Customer [Line Items]
Revenue	45,307	86,126
E Commerce Products [Member] | UNITED STATES
Revenue from External Customer [Line Items]
Revenue		$ 265,995